GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of goodwill
	As of December 31,
	2012	2013
Gross amount:
Beginning balance	9,582	9,680
Goodwill arising from acquisitions	—	26,297
Exchange differences	98	282
Ending balance	9,680	36,259
Accumulated goodwill impairment loss:
Beginning balance	(835)	(843)
Exchange differences	(8)	(25)
Ending balance	(843)	(868)
Goodwill, net	8,837	35,391